Ordinary shares with preference rights (Details) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Dec. 30, 2021 shares	Mar. 28, 2019 CNY (¥) shares	Dec. 22, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 shares
Ordinary shares with preference rights
Outstanding shares				5,621,490,964	1,218,621,800
Series Seed Preferred Shares
Ordinary shares with preference rights
Shares issued	57,541,800		111,110,000
Cash consideration received | ¥			¥ 20,000,000
Cash consideration received (in RMB per share) | ¥ / shares			¥ 0.18
Dividends declared on preferred shares | ¥ / shares				¥ 0
Dividends declared on ordinary shares | ¥ / shares				¥ 0
Conversion ratio				1
Compounded interest rate on redemption (in percent)				10.00%
Liquidation preference, percentage of original issue price entitled (in percent)				100.00%
Liquidation preference, percentage of simple interest accrued thereon entitled (in percent)				6.00%
Number of shares re-designated to Series C2 Preferred Shares (in shares)		53,568,200
Outstanding shares				0
Series C2 Preferred Shares
Ordinary shares with preference rights
Shares issued	372,859,000
Number of shares re-designated from Series Seed Preferred Shares (in shares)		53,568,200
Total consideration on transfer of shares to certain new investor | ¥		¥ 50,000,000